Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Public Warrants Liability	$ 1,092,500	$ 10,292,500
Private Placement Warrants Liability	47,978	427,630
Fair value of liabilities	1,140,478	10,720,130
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Public Warrants Liability	1,092,500	10,292,500
Fair value of liabilities	1,092,500	10,292,500
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrants Liability	47,978	427,630
Fair value of liabilities	$ 47,978	$ 427,630